UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2017

Date of reporting period:	February 28, 2017

Item 1. Schedule of Investments:

Putnam Intermediate-Term Municipal Income Fund

The fund's portfolio
2/28/17 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
G.O. Bonds — General Obligation Bonds
MTN — Medium Term Notes
PSFG — Permanent School Fund Guaranteed
MUNICIPAL BONDS AND NOTES (93.6%)(a)
	Rating(RAT)	Principal amount	Value

Arizona (3.7%)

AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds (BASIS Schools, Inc.), Ser. A, 4.00%, 7/1/21	BB	$50,000	$50,773

Central AZ State Wtr. Conservation Dist. Rev. Bonds (Wtr. Delivery Operation & Maintenance (O&M)), 5.00%, 1/1/26	AA+	100,000	121,546

Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.), 5.25%, 5/15/21	A	75,000	85,029

Glendale, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds (Royal Oaks Life Care Cmnty.), 4.00%, 5/15/24	A/F	100,000	107,570

U. of AZ Board of Regents Syst. Rev. Bonds, 5.00%, 6/1/33	Aa2	100,000	116,125

			481,043
California (13.9%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (Episcopal Sr. Cmntys.), 5.00%, 7/1/22	BBB+/F	50,000	55,722

Alameda, Corridor Trans. Auth. Rev. Bonds, Ser. A
5.00%, 10/1/24	A3	25,000	29,148
5.00%, 10/1/21	A3	25,000	28,702

CA Hlth. Fac. Fin. Auth. Rev. Bonds (Northern CA Retired Officers), 5.00%, 1/1/20	AA-	100,000	110,356

CA State Edl. Fac. Auth. Rev. Bonds (Loyola-Marymount U.), Ser. A, 4.00%, 10/1/20	A2	60,000	63,668

CA Statewide Cmnty. Dev. Auth. Mandatory Put Bonds (4/1/20) (Southern CA Edison Co.), 1.90%, 4/1/28	Aa3	100,000	99,673

Foothill-De Anza, Cmnty. College Dist. COP, 5.00%, 4/1/33	AA+	100,000	114,046

Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A
5.00%, 6/1/21	A1	100,000	114,382
5.00%, 6/1/20	A1	150,000	167,421

Los Angeles Cnty., Redev. Auth. Tax Alloc. Bonds (Various Redev. Areas), Ser. D, AGM, 5.00%, 9/1/28	AA	100,000	113,681

Los Angeles, Dept. of Arpt. Rev. Bonds, Ser. A, 5.00%, 5/15/25	AA	100,000	117,941

Oakland, Alameda Cnty. Unified School Dist. G.O. Bonds (Election of 2012), 5.50%, 8/1/23	Aa3	75,000	89,215

Orange Cnty., Trans. Auth Toll Road Rev. Bonds (91 Express Lane), 5.00%, 8/15/29	AA-	100,000	114,613

Palm Desert, Redev. Agcy. Successor Tax Allocation Bonds, Ser. A, BAM, 5.00%, 10/1/26	AA	100,000	117,724

Sacramento, Muni. Util. Dist. Fin. Auth. Rev. Bonds, 5.00%, 7/1/30	AA-	100,000	118,522

Turlock, Irrigation Dist. Rev. Bonds, 5.00%, 1/1/23	A+	40,000	44,824

Western CA, Muni. Wtr. Dist. Fac. Auth. Mandatory Put Bonds (10/1/20) , Ser. A, 1.50%, 10/1/39	AA+	300,000	301,256

			1,800,894
Colorado (4.8%)

CO State Board of Governors U. Rev. Bonds (Enterprise Syst.), Ser. B, 4.00%, 3/1/21	Aa3	150,000	163,755

CO State Hlth. Fac. Auth. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.00%, 12/1/22	BBB+	75,000	83,070

Denver City & Cnty., Arpt. Rev. Bonds, Ser. A
5.50%, 11/15/19	A1	70,000	77,715
5.00%, 11/15/20	A1	30,000	33,443

E-470 CO Pub. Hwy. Auth. FRN Mandatory Put Bonds (3/1/21) (Sr. Libor Index), Ser. B, 1.59%, 9/1/39	A3	100,000	100,229

Park Creek, Metro. Dist. Tax Allocation Bond (Sr. Ltd. Property Tax Supported), Ser. A, 5.00%, 12/1/25	BBB/F	50,000	56,409

U. of CO Hosp. Auth. Mandatory Put Bonds (9/1/21) (UCHA Oblig. Group.), Ser. C-2, 5.00%, 11/15/38	Aa3	100,000	112,972

			627,593
Connecticut (0.8%)

CT State Hlth. & Edl. Fac. Auth. 144A Rev. Bonds (Church Home of Hartford, Inc.), Ser. B2, 2.875%, 9/1/20	BB/F	100,000	100,066

			100,066
District of Columbia (1.8%)

DC, G.O. Bonds, Ser. A, 5.00%, 6/1/34	Aa1	200,000	231,550

			231,550
Florida (4.9%)

Broward Cnty., Arpt. Syst. Rev. Bonds , Ser. A , 5.00%, 10/1/25	A1	100,000	115,352

Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds (Baptist Hosp., Inc.), 5.00%, 8/15/18	A3	100,000	105,550

FL State Board of Ed. Lottery Rev. Bonds, Ser. B, 5.00%, 7/1/22	AAA	200,000	212,002

Martin Cnty., Rev. Bonds (Indiantown Cogeneration), 4.20%, 12/15/25	Baa2	100,000	102,461

Orange Cnty., Rev. Bonds, Ser. C, 5.00%, 1/1/24	Aa2	55,000	65,172

South Broward, Hosp. Dist. Rev. Bonds (South Broward Hosp. Dist.), 4.75%, 5/1/22	AA	40,000	40,264

			640,801
Georgia (1.7%)

Atlanta, Tax Allocation Bonds (Beltline), Ser. A, 5.00%, 1/1/20	A2	200,000	219,480

			219,480
Illinois (9.1%)

Chicago, G.O. Bonds, Ser. A, 4.00%, 1/1/24	BBB+	75,000	71,370

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. C, 5.25%, 1/1/27	A2	100,000	112,399
Ser. C, 5.00%, 1/1/23	A	100,000	114,000
Ser. A, 5.00%, 1/1/22	A2	75,000	84,677

Chicago, Waste Wtr. Transmission Rev. Bonds, Ser. C, 5.00%, 1/1/26	A	50,000	55,820

Chicago, Wtr. Reclamation Dist. G.O. Bonds
Ser. A, 5.00%, 12/1/21	AA+	25,000	28,512
Ser. B, 5.00%, 12/1/21	AA+	75,000	85,535

Chicago, Wtr. Wks Rev. Bonds, 5.00%, 11/1/30	A	100,000	109,623

IL State G.O. Bonds
5.00%, 2/1/26	Baa2	100,000	104,755
5.00%, 7/1/23	Baa2	50,000	52,969

IL State Fin. Auth. Rev. Bonds
(Presbyterian Homes Oblig. Group), Ser. A, 5.00%, 11/1/31	A-/F	100,000	108,863
(Riverside Hlth. Syst.), 5.00%, 11/15/22	A+	45,000	51,896

IL State Toll Hwy. Auth. Rev. Bonds, Ser. D, 5.00%, 1/1/24	Aa3	100,000	116,967

Railsplitter, Tobacco Settlement Auth. Rev. Bonds
5.25%, 6/1/21	A	20,000	22,510
5.25%, 6/1/20	A	50,000	55,262

			1,175,158
Indiana (0.9%)

Whiting, Env. Fac. Mandatory Put Bonds (11/1/22) (BP Products North America, Inc.), 5.00%, 11/1/45	A2	100,000	113,174

			113,174
Massachusetts (1.5%)

MA State Clean Energy Cooperative Corp. Rev. Bonds (Muni. Ltg. Plant Coop.), 5.00%, 7/1/26	A1	100,000	116,132

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds (Partners Hlth. Care Syst.), 4.00%, 7/1/19	Aa3	15,000	15,958

MA State Tpk. Auth. Rev. Bonds, Ser. A, FGIC, 5.125%, 1/1/23 (Escrowed to maturity)	Aaa	50,000	57,906

			189,996
Michigan (4.5%)

Great Lakes, Wtr. Auth. Swr. Rev. Bonds (Brazos Presbyterian Homes, Inc.), Ser. C, 5.00%, 7/1/36	Baa1	60,000	65,509

Kentwood, Pub. School G.O. Bonds (School Bldg. & Site), 5.00%, 5/1/24	AA-	100,000	115,304

MI State Rev. Bonds (GANs Program), 5.00%, 3/15/26	AA	100,000	118,503

MI State Fin. Auth. Rev. Bonds (Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/26	Baa1	50,000	56,298

MI State Hosp. Fin. Auth. Mandatory Put Bonds (4/1/20) (Ascension Hlth.), 1.95%, 11/15/47	VMIG1	75,000	75,650

Rochester, Cmnty. School Dist. G.O. Bonds, Ser. I, 5.00%, 5/1/25	AA-	100,000	117,864

Wayne Cnty., Arpt. Auth. Rev. Bonds (Detroit Metro. Arpt.), Ser. C, 5.00%, 12/1/17	A2	35,000	36,030

			585,158
Minnesota (2.6%)

Deephaven, Charter School Lease Rev. Bonds (Eagle Ridge Academy), Ser. A, 4.40%, 7/1/25	BB+	50,000	50,205

Maple Grove, Hlth. Care Syst. Rev. Bonds (Maple Grove Hosp. Corp.), 5.00%, 5/1/21	Baa1	75,000	75,399

Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds, Ser. C, 4.00%, 1/1/21	AA-	100,000	109,617

Western MN, Muni. Pwr. Agcy. Rev. Bonds, Ser. A, 4.00%, 1/1/19	Aa3	100,000	105,475

			340,696
Missouri (0.8%)

Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5.00%, 6/1/19	A+	100,000	107,879

			107,879
Nevada (2.0%)

Clark Cnty., School Dist. G.O. Bonds, Ser. F, MTN, 5.00%, 6/15/22	AA-	200,000	231,688

Las Vegas, Special Assmt. Bonds (Dist. No. 607 Local Impt.), 5.00%, 6/1/24	BBB-/P	20,000	21,467

			253,155
New Jersey (6.7%)

NJ State G.O. Bonds, Ser. Q, 5.00%, 8/15/21	A2	65,000	72,227

NJ State Econ. Dev. Auth. Rev. Bonds
(School Fac. Construction), Ser. K, AMBAC, 5.50%, 12/15/19	A3	145,000	155,325
Ser. B, 5.00%, 11/1/26	A3	100,000	104,996

NJ State Edl. Fac. Auth. Rev. Bonds (Montclair State U.), Ser. B, 5.00%, 7/1/34	A1	100,000	112,523

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(U. Hosp.), Ser. A, AGM, 5.00%, 7/1/25	AA	100,000	113,690
5.00%, 9/15/23	A3	75,000	81,200
(Holy Name Med. Ctr.), 4.50%, 7/1/20	Baa2	25,000	27,027
(Holy Name Med. Ctr.), 4.25%, 7/1/18	Baa2	60,000	62,128

NJ State Tpk. Auth. Rev. Bonds, Ser. A, 5.00%, 1/1/21	A+	100,000	112,971

NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans. Syst.), Ser. A, 5.00%, 6/15/20	A3	25,000	26,543

			868,630
New Mexico (0.8%)

Farmington, Poll. Control Mandatory Put Bonds (10/1/21) (Public Svcs. Co. of NM), 1.875%, 4/1/33	BBB+	100,000	98,548

			98,548
New York (7.8%)

Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds, Ser. B, 4.00%, 9/1/18	A3	100,000	104,515

Niagara Area Dev. Corp. Rev. Bonds (Niagra U.), Ser. A, 5.00%, 5/1/18	BBB+	100,000	103,435

NY City, G.O. Bonds, Ser. H, 4.00%, 3/1/23	Aa2	95,000	105,911

NY City, Transitional Fin. Auth. Rev. Bonds (Future Tax), Ser. A-1
5.00%, 8/1/37	AAA	200,000	227,306
5.00%, 8/1/32	AAA	120,000	138,784

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Fordham U.), 5.00%, 7/1/17	A2	30,000	30,420

NY State Hsg. Fin. Agcy. Rev. Bonds (Affordable Hsg.), Ser. AA, 3.80%, 5/1/20	Aa2	50,000	52,664

Port Auth. of NY & NJ Rev. Bonds, 5.00%, 7/15/24	Aa3	100,000	105,429

Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A, 5.00%, 6/1/17	AA	25,000	25,264

TSASC, Inc. Rev. Bonds, Ser. A, 5.00%, 6/1/26	A	100,000	116,301

			1,010,029
North Carolina (0.5%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, 6.00%, 1/1/22 (Escrowed to maturity)	AA	50,000	60,284

			60,284
Ohio (4.0%)

Hamilton Cnty., Hlth. Care Rev. Bonds (Life Enriching Cmntys.), 4.00%, 1/1/21	BBB	50,000	52,366

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst., Inc.), Ser. C, 5.00%, 8/15/18	A3	50,000	52,775

Lorain Cnty., Port Auth. Econ. Dev. Facs. Rev. Bonds (Kendal at Oberlin), 5.00%, 11/15/23	A-	50,000	56,643

OH State G.O. Bonds (Higher Ed.), Ser. A, 5.00%, 2/1/22 (Prerefunded 8/1/21)	Aa1	25,000	28,860

OH State Hosp. Rev. Bonds (U. Hosp. Hlth. Syst.), Ser. A, 5.00%, 1/15/31	A2	100,000	111,993

OH State Tpk. Comm. Rev. Bonds, 5.00%, 2/15/27	A1	100,000	114,037

Warren Cnty., Hlth. Care Fac. Rev. Bonds (Otterbein Homes), Ser. A, 5.00%, 7/1/40	A	100,000	109,099

			525,773
Pennsylvania (9.9%)

Cap. Region Wtr. Rev. Bonds, Ser. A, 5.00%, 7/15/18	A+	100,000	105,387

Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds (U. Student Housing, LLC), 3.00%, 8/1/19	Baa3	100,000	99,837

Cumberland Cnty., Muni. Auth. Rev. Bonds (Diakon Lutheran Social Minstries), 5.00%, 1/1/32	BBB+/F	100,000	106,072

East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds (Millersville U. Student Hsg. & Svcs., Inc.), 5.00%, 7/1/30	Baa3	40,000	43,448

Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Gannon U.), 3.00%, 5/1/17	BBB+	40,000	40,122

Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds (Susquehanna Hlth. Syst.), Ser. A, 5.10%, 7/1/20	A+	25,000	27,045

Northampton Cnty., Hosp. Auth. Rev. Bonds, Ser. A, 5.00%, 8/15/20	A3	25,000	27,435

PA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 115A, 3.35%, 10/1/23	AA+	100,000	102,068

PA State Pub. School Bldg. Auth. Rev. Bonds (Northampton Cnty. Area Cmnty. College Foundation), Ser. A, BAM, 5.00%, 6/15/28	AA	50,000	56,946

PA State U. Rev. Bonds
Ser. A, 5.00%, 9/1/36	Aa1	135,000	155,119
Ser. B, 5.00%, 9/1/34	Aa1	150,000	171,261

Philadelphia, Auth for Indl. Dev. City Agreement Rev. Bonds (Cultural & Coml. Corridors Program), Ser. A, 5.00%, 12/1/23	A+	100,000	113,629

Philadelphia, Gas Wks. Rev. Bonds
(98 Gen. Ordinance), Ser. 14, 5.00%, 10/1/22	A	100,000	113,888
Ser. 9, AGM, 5.00%, 8/1/22	AA	55,000	60,990

West Shore Area Auth. Rev. Bonds (Messiah Village Lifeways Oblig. Group), Ser. A, 5.00%, 7/1/25	BBB-/F	50,000	54,135

			1,277,382
Texas (7.0%)

Arlington, Higher Ed. Fin. Corp. Rev. Bonds (Life School of Dallas), Ser. A, PSFG, 5.00%, 8/15/26	AAA	100,000	115,865

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical), 5.90%, 5/1/38	BBB	75,000	77,924

Dallas, Mandatory Put Bonds (2/15/21) (Indpt. School Dist.), Ser. B-5, PSFG, 5.00%, 2/15/36	Aaa	150,000	167,007

Dallas-Fort Worth, Intl. Arpt. Rev. Bonds, Ser. A, 5.00%, 11/1/43	A1	200,000	211,910

Houston, Arpt. Syst. Rev. Bonds, Ser. C, 5.00%, 7/15/20	BB-	100,000	105,110

North TX, Tollway Auth. Rev. Bonds, Ser. A, 5.00%, 1/1/39	A1	100,000	111,866

SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds (Gas Supply), 5.50%, 8/1/25	A3	100,000	113,991

			903,673
Vermont (1.1%)

VT State Edl. & Hlth. Bldg. Fin. Agcy. Rev. Bonds (U. of VT Med. Ctr. (UVM)), Ser. A, 5.00%, 12/1/25	A3	125,000	146,618

			146,618
Washington (2.1%)

WA State COP, Ser. A, 5.00%, 7/1/33	Aa2	200,000	231,250

WA State Hlth. Care Fac. Auth. Rev. Bonds (Swedish Hlth. Svcs.), Ser. A, 4.00%, 11/15/18 (Escrowed to maturity)	AAA/F	40,000	42,031

			273,281
Wisconsin (0.7%)

WI State Dept. of Trans. Rev. Bonds, Ser. 1, 5.00%, 7/1/29	AA+	75,000	86,603

			86,603
TOTAL INVESTMENTS

Total investments (cost $12,099,516)(b)			$12,117,464

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2016 through February 28, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $12,951,591.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $12,099,516, resulting in gross unrealized appreciation and depreciation of $169,168 and $151,220, respectively, or net unrealized appreciation of $17,948.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	15.3%
	Transportation	15.1
	Utilities	13.7
	Local debt	11.4
	Education	10.2

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$12,117,464	$—

Totals by level	$—	$12,117,464	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 27, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: April 27, 2017